Investments in Affiliated Companies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	8 Months Ended			3 Months Ended	4 Months Ended	12 Months Ended		4 Months Ended		3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor Mexico	Dec. 31, 2012 TransUnion Corp-Successor India	Mar. 31, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor Mexico	Apr. 30, 2012 TransUnion Corp-Predecessor India	Mar. 31, 2013 TransUnion Holding's and TransUnion Corp. Successor's
Schedule of Investments [Line Items]
Percentage of Ownership Interest	20.00%		20.00%
Impairments of investments in affiliated companies	$ 0	$ 0	$ 0	$ 0	$ 0
Earnings from equity method investments						3.2	8.0	4.4	1.4	3.1	4.1	11.4	8.4	2.3	0.6	3.2
Dividends received from equity method investments							9.3			0.3	0.4	8.0	4.9			0.1
Dividends received from cost method investments							$ 0.6					$ 0.6	$ 0.5